Intangible assets, net (Details) - ZHEJIANG TIANLAN - CNY (¥) ¥ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Patents	¥ 4,150	¥ 4,150
Others	165	165
Intangible assets gross	4,315	4,315
Less: Accumulated amortization	(2,787)	(2,552)
Net carrying amount	¥ 1,528	¥ 1,763